GOODWILL AND INTANGIBLE ASSETS (Schedule of Impairment Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	$ 11,105	$ 5,839
Immco Diagnostics Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	9,331	0
Trinity Biotech Manufacturing Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	1,500	3,599
Trinity Biotech Do Brasil [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	274	454
Primus Corp [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	0	1,024
Clark Laboratories Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	0	407
Biopool US Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	$ 0	$ 355